Share-based Compensation	9 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based Compensation
Share-based Compensation
Compuware Parent LLC’s board of directors (the “Board”) has authorized the issuance of 24.1 million Management Incentive Units (“MIUs”) and 0.8 million Appreciation Units (“AUs”) to certain executive officers and key employees of Dynatrace. The MIUs consist of two types of units which are classified as performance-vested units and time-vested units.
Performance-vested units include four performance targets which vest 25% after each fiscal year end, upon the Board’s confirmation that the performance target was met for such fiscal year. These units have a requisite service period that varies based on the grant date, but the service period begins on the grant date and ends on achievement of the final fiscal year performance target. The performance criterion for vesting of performance units has been based on the Company’s EBITDA compared to the target established and approved for each fiscal year. Units that are vested based upon performance for any given year for which the target was not met shall not vest, and are subject to repurchase by the Company, Compuware Parent LLC, or TB at any time; provided, that if the target is not met for a given year, but the target for the subsequent year is met, the unvested performance-based units for the previous year shall become vested when the target for the subsequent year was met.
Time-vested units vest at 25% one year after grant date (or one year after the vesting start date, if different) and the remaining 75% vest ratably over a 36-month period. These units have a requisite service period of 48 months (or the period from the grant until three years from the date that the first 25% vested) and can be repurchased by the Company, Compuware Parent LLC, or TB at any time.
The Board began offering AUs to non-US employees beginning on January 1, 2018. At that time, participants who had been granted MIUs were offered the chance to exchange their MIUs for AUs. At the time of the exchange 356,792 MIUs were exchanged for AUs with participation thresholds ranging from $0.00 - $0.55.
Total compensation expense related to the MIUs and AUs for the respective periods is presented in the table below (in thousands).

	Fiscal Year Ended March 31,
	2017	2018	2019
Cost of revenues	$28	$1,720	$5,777
Research and development	71	3,858	12,566
Sales and marketing	122	7,536	24,673
General and administrative	128	9,180	28,135
Total compensation expense	$349	$22,294	$71,151

The following table shows the MIU activity for the year ended March 31, 2019:

	Number of Units	Weighted Average Participation Threshold	Fair Value
MIUs outstanding as of March 31, 2018	24,106,646	$0.10	$1.64
Units granted during the year	1,780,900	3.62
Units exchanged for AUs during the year	(108,406)	0.20
Units forfeited/repurchased during the year	(1,666,970)	0.12
MIUs outstanding as of March 31, 2019	24,112,170	$0.36	$5.45
MIUs vested as of March 31, 2019	19,956,710
The following table shows the AU activity for the year ended March 31, 2019:

	Number of Units	Weighted Average Participation Threshold	Fair Value
AUs outstanding as of March 31, 2018	381,792	$0.17	$1.64
Units converted from MIUs	108,406	0.20
Units granted during the year	349,000	2.55
Units forfeited/repurchased during the year	(20,000)	0.41
AUs outstanding as of March 31, 2019	819,198	$1.18	$5.45
AUs vested as of March 31, 2019	376,588

The fair value of the equity units underlying the MIUs and AUs has historically been determined by the board of directors as there was no public market for the equity units. The board of directors determines the fair value of the Company’s equity units by considering a number of objective and subjective factors including: the valuation of comparable companies, the Company’s operating and financial performance, the lack of liquidity of common stock, and general and industry specific economic outlook, amongst other factors.
The participation threshold is determined by the Board, based on the fair market value on the grant issuance date upon vesting or settlement, the value associated with the MIU is the difference between the fair value of the unit and the associated participation threshold. The awards are marked to market at the balance sheet date. The weighted average grant date fair value of units granted during the years ended March 31, 2017, 2018 and 2019 was $0.01, $0.82, and $3.62, respectively.
The following key assumptions were used to determine the fair value of the MIUs and AUs for fiscal 2017, 2018, and 2019:

	2017	2018	2019
Expected dividend yield	—	—	—
Expected volatility	110%	50%	50% - 60%
Expected term (years)	3.75	2.5	1.0 - 1.5
Risk-free interest rate	1.67%	2.34%	2.33% - 2.40%

At March 31, 2019, there was $18.5 million of total unrecognized compensation cost related to unvested units granted under the Plan. That cost is expected to be recognized over a weighted average period of 1.0 - 1.5 years. The total fair value of units vested during the years ended March 31, 2017, 2018 and 2019 was $0.3 million, $22.6 million, and $92.0 million, respectively.
Share-based Compensation
Management Incentive Unit program
Under the Management Incentive Unit program, or the MIU Plan, Compuware Parent LLC’s board of managers had authorized the issuance of MIUs and AUs to certain executive officers and key employees. The MIUs and AUs consisted of two types of units which were classified as performance-vested units and time-vested units.
In connection with the reorganization transactions occurring in the second quarter of fiscal 2020, as described in Note 2, outstanding awards granted under the MIU Plan were converted into shares of common stock, restricted stock, and restricted stock units which were granted under the 2019 Plan as defined below. Upon conversion, the MIUs and AUs were modified and ceased to be classified as liability awards. This modification impacted 306 participants and resulted in the recognition of incremental stock compensation expense of $145.3 million during the nine months ended December 31, 2019 to record the liability awards at fair value immediately prior to the modification. Upon modification, the liability balance of $278.2 million related to these MIUs and AUs was reclassified into additional paid-in capital.
2019 Equity Incentive Plan
In July 2019, the Company’s board of directors (the “Board”), upon the recommendation of the compensation committee of the board of directors, adopted the 2019 Equity Incentive Plan, or the 2019 Plan, which was subsequently approved by the Company’s shareholders. The 2019 Plan became effective on July 30, 2019 and serves as the successor to the Company’s MIU Plan.
The Company initially reserved 52,000,000 shares of common stock, or the Initial Limit, for the issuance of awards under the 2019 Plan. The 2019 Plan provides that the number of shares reserved and available for issuance under the plan will automatically increase each April 1, beginning on April 1, 2020, by 4% of the outstanding number of shares of the Company’s common stock on the immediately preceding March 31 or such lesser number determined by the compensation committee. This number is subject to adjustment in the event of a stock split, stock dividend or other change in the Company’s capitalization.
Stock options
The following table summarizes activity for stock options during the period ended December 31, 2019:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)	(per share)	(years)	(in thousands)
Balance, March 31, 2019	—	$—
Granted	7,252	16.18
Exercised	—	—
Forfeited	(23)	16.42
Balance, December 31, 2019	7,229	$16.17	9.5	$65,980
Options vested and expected to vest at December 31, 2019	7,229	$16.17	9.5	$65,980
Options vested and exercisable at December 31, 2019	—	$—	0.0	$—

As of December 31, 2019, the total unrecognized compensation expense related to non-vested stock options granted is $41.7 million and is expected to be recognized over a weighted average period of 3.6 years. For the three and nine months ended December 31, 2019, the Company recognized $2.7 million and $4.5 million of share-based compensation expense related to stock options, respectively.
The fair value for the Company’s stock options granted during the period ended December 31, 2019 was estimated at the date of grant using a Black-Scholes option-pricing model using the following weighted average assumptions:

December 31, 2019
Expected dividend yield	—
Expected volatility	37.7%
Expected term (years)	6.1
Risk-free interest rate	1.9%

The Company has not paid and does not expect to pay dividends. Consequently, the Company uses an expected dividend yield of zero. The computation of expected volatility is based on a calculation using the historical volatility of a group of publicly traded peer companies. The Company expects to continue to do so until such time as it has adequate historical data regarding the volatility of the Company’s traded stock price. The computation of expected term was based on the average period the stock options are expected to remain outstanding, generally calculated as the midpoint of the stock options’ remaining vesting term and contractual expiration period, as the Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for the expected life of the award.
Restricted shares and units
During the first nine months of fiscal 2020, the Company granted an aggregate of 6,490,283 restricted shares to certain key employees and non-employee directors. The total grants consisted of: (i) 3,379,170 time-based restricted shares that vest 25% after the grant date (or one year after the vesting start date, if different) and the remaining 75% vest ratably over a 36-month period; (ii) 696,873 performance-based restricted shares; (iii) 2,364,240 time-based restricted shares that vest 25% one year after the grant date and the remaining 75% vest ratably on a quarterly basis over 3 years, and (iv) 50,000 time-based restricted shares that vest on August 15, 2020 or upon Board approval at the annual shareholder meeting, if earlier.
The performance criteria for the performance-based shares include four performance targets which vest 25% after each fiscal year end, upon the Board’s confirmation that the performance target was met for such fiscal year. These shares have a requisite service period that varies based on the grant date, but the service period begins on the grant date and ends on achievement of the final fiscal year performance target. The performance criterion for vesting of performance shares has been based on an adjusted EBITDA metric compared to the target established and approved by the Company’s board of directors for each fiscal year. Shares that are vested based upon performance for any given year for which the target was not met shall not vest; provided, that if the target is not met for a given year, but the target for the subsequent year is met, the unvested performance-based shares for the previous year shall become vested when the target for the subsequent year was met.
The restricted shares are generally subject to forfeiture if employment terminates prior to the vesting date. The Company expenses the cost of the restricted shares, which is determined to be the fair market value of the shares of common stock underlying the restricted shares on the date of grant, ratably over the period during which the vesting restrictions lapse.
The following table provides a summary of the changes in the number of restricted shares for the period ended December 31, 2019:

	Number of Shares of Restricted Stock Awards	Weighted Average Grant Date Fair Value	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
	(in thousands)	(per share)	(in thousands)	(per share)
Balance, March 31, 2019	—	$—	—	$—
Granted	2,854	16.00	3,636	16.16
Vested	(494)	16.00	(393)	16.00
Forfeited	(45)	16.00	(29)	16.39
Balance, December 31, 2019	2,315	$16.00	3,214	$16.18

As of December 31, 2019, the total unrecognized compensation expense related to unvested restricted stock is $28.9 million and is expected to be recognized over a weighted average period of 1.8 years. As of December 31, 2019, the total unrecognized compensation expense related to unvested restricted stock units is $47.6 million and is expected to be recognized over a weighted average period of 3.2 years. For the three and nine months ended December 31, 2019, the Company recognized $10.6 million and $18.3 million, respectively, of share-based compensation expense related to restricted shares and units.
Employee Stock Purchase Plan
In July 2019, the board of directors adopted, and the Company’s shareholders approved, the 2019 Employee Stock Purchase Plan for the issuance of up to a total of 6,250,000 shares of common stock, subject to automatic annual increases. The Company expects to offer, sell and issue shares of common stock under this ESPP from time to time based on various factors and conditions, although the Company is under no obligation to sell any shares under this ESPP. The initial offering period began on November 29, 2019 and will end on May 28, 2020. Except for the initial offering period, the ESPP provides for 6-month offering periods beginning May 15 and November 15 of each year, and each offering period will consist of six-month purchase periods. On each purchase date, eligible employees will purchase shares of the Company’s common stock at a price per share equal to 85% of the lesser of (1) the fair market value of the Company’s common stock on the offering date or (2) the fair market value of the Company’s common stock on the purchase date.
As of December 31, 2019, there was approximately $0.9 million of unrecognized stock-based compensation related to the ESPP that is expected to be recognized over the remaining term of the initial offering period.
The Company estimated the fair value of ESPP purchase rights using a Black-Scholes option pricing model with the following assumptions:

December 31, 2019
Expected dividend yield	—
Expected volatility	35.9%
Expected term (years)	0.5
Risk-free interest rate	1.6%
The Company has not paid and does not expect to pay dividends. Consequently, the Company uses an expected dividend yield of zero. The computation of expected volatility is based on a calculation using the historical volatility of a group of publicly traded peer companies. The Company expects to continue to do so until such time as it has adequate historical data regarding the volatility of the Company’s traded stock price. The computation of expected term was based on the offering period, which is six months. The risk-free interest rate is based on the U.S. Treasury yield curve that corresponds with the expected term at the time of grant.
Share-based compensation
The following table summarizes the components of total share-based compensation expense included the condensed consolidated financial statements for each period presented (in thousands):

	Three Months Ended December 31,		Nine Months Ended December 31,
	2018	2019	2018	2019
Cost of revenues	$476	$1,317	$3,466	$17,346
Research and development	1,009	2,173	7,590	36,679
Sales and marketing	2,179	6,707	14,640	78,592
General and administrative	2,393	3,316	16,589	77,067
Total share-based compensation expense	$6,057	$13,513	$42,285	$209,684